Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for federal and state income taxes in the accompanying consolidated statements of income are as follows:

	2013	2012	2011
Taxes currently payable	$3,200,000	$4,315,000	$1,290,000
Deferred income taxes	(330,000)	(590,000)	(50,000)
Provision for income taxes	$2,870,000	$3,725,000	$1,240,000

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income tax expense at the statutory rate to the Company's actual income tax expense is as follows:

	2013	2012	2011
Computed at statutory rate
(34%; over $10 million-35%)	$3,694,000	$4,820,000	$1,612,000
Increase (decrease) resulting from:
State income taxes, net of federal
tax benefit (expense)	155,000	195,000	(90,000)
Percentage depletion	(494,000)	(794,000)	(271,000)
Valuation allowance	—	(399,000)	15,000
Domestic production activities deduction	—	—	(28,000)
Dividends received deduction	(400,000)	(17,000)	(40,000)
Other	(85,000)	(80,000)	42,000
Provision for income taxes	$2,870,000	$3,725,000	$1,240,000

Summary Of Tax Effects Of Significant Temporary Differences Relating To Deferred Taxes
The tax effects of significant temporary differences relating to deferred taxes, net of valuation allowances, on the balance sheets were:

	2013	2012
Current:
Allowance for doubtful accounts	$195,000	$255,000
Accrued vacation	465,000	495,000
Net current deferred tax assets	$660,000	$750,000

Noncurrent:
Depreciation	$(1,077,000)	$(1,345,000)
Postretirement benefits	10,032,000	14,594,000
Pension liability	3,268,000	5,354,000
Unrealized holding gains	(6,744,000)	(6,600,000)
Tax carryforwards	917,000	978,000
Alternative minimum tax credit	92,000	352,000
Impairment on investments	719,000	719,000
Other, net	972,577	912,458
Net long-term deferred tax assets*	$8,179,577	$14,964,458

*Net of valuation allowance of $2,052,000 for 2013 and 2012.

Summary of Tax Carryforwards
The following table presents the expiration dates of the Company's carryforwards, net of valuation allowances, for tax purposes as of December 31, 2013:

Expiration Date	Tax Carryforwards
2023	$137,000
2024	263,000
2025	214,000
2026	131,000
2027	18,000
2028	40,000
2029	114,000
$917,000